Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
XAU Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	155.10%	21.88%	24.43%
OCM Gold Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	154.69%	19.44%	22.86%
OCM Gold Fund - Atlas Class
Prospectus [Line Items]
Average Annual Return, Percent	168.04%	21.21%	24.29%
OCM Gold Fund - Atlas Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	162.31%	20.43%	22.35%
OCM Gold Fund - Atlas Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	99.86%	17.03%	19.99%